Subsequent Events	9 Months Ended
Sep. 30, 2013
Subsequent Events [Abstract]
Subsequent Events

Subsequent Events

Our loan facilities with GE Franchise Finance Commercial LLC require us to maintain a minimum before dividend consolidated fixed charge coverage ratio (FCCR) (as defined in the loan agreement) and a minimum after dividend consolidated FCCR (as defined in the loan agreement). As of September 30, 2013, our before dividend consolidated FCCR (as defined in the loan agreement) was 1.09:1 (versus the requirement of 1.10:1) and our after dividend consolidated FCCR (as defined in the loan agreement) was 0.84:1 (versus the requirement of 0.95:1). On November 13, 2013, the Company received a waiver for non-compliance with these covenants as of September 30, 2013 in return for payment of $190,000. In connection with the waiver, our loan facilities with GE were also amended to increase the minimum before dividend FCCR with respect to our GE-encumbered properties from 1.20:1 to 1.30:1, commencing on December 31, 2013, and decrease the maximum loan to value ratio with respect to our GE-encumbered properties from 75% to 72.2%, commencing on December 31, 2013. The covenant calculation currently stands at 72.2% as of September 30, 2013. The Company did not amend the covenant requirement related to the after dividend consolidated FCCR of 1.00:1 as of December 31, 2013. The Company does not currently project that it will be able to satisfy the after dividend FCCR requirement under the covenant and anticipates that it will not be compliant with this covenant as of December 31, 2013.

As of December 31, 2012, the Company had 22 hotels classified as held for sale. Subsequent to year end, the company classified an additional seven hotels as held for sale.  These changes were reflected in an 8-K filed on August 29, 2013. Subsequently, the Company classified an additional eight hotels as held for sale, and reclassified one hotel as held for use. Fifteen hotels were sold during the nine months ended September 30, 2013, bringing the total hotels held for sale to 21.